                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2005

                      As Supplemented on September 12, 2005

                              GARTMORE MUTUAL FUNDS

Gartmore Optimal Allocations Fund:  Moderate     Gartmore Investor Destinations
Gartmore Optimal Allocations Fund:                  Conservative Fund
    Moderately Aggressive                        Gartmore Large Cap Value Fund
Gartmore Optimal Allocations Fund: Aggressive    Gartmore Micro Cap Equity Fund
Gartmore Optimal Allocations Fund:  Specialty    Gartmore Mid Cap Growth Fund
Gartmore Asia Pacific Leaders Fund               Gartmore Mid Cap Market Index Fund
Gartmore Bond Fund                               Gartmore Mid Cap Growth Leaders Fund
Gartmore Bond Index Fund                         Gartmore Money Market Fund
Gartmore China Opportunities Fund                Gartmore Short Duration Bond Fund
Gartmore Convertible Fund                        Gartmore Morley Enhanced Income Fund
Gartmore Emerging Markets Fund                   Gartmore Nationwide Fund
Gartmore European Leaders Fund                   Gartmore Nationwide Leaders Fund
Gartmore Global Financial Services Fund          Gartmore OTC Fund
Gartmore Global Health Sciences Fund             Gartmore S&P 500 Index Fund
Gartmore Global Natural Resources Fund           Gartmore Small Cap Index Fund
Gartmore Global Technology and                   Gartmore Tax-Free Income Fund
    Communications Fund                          Gartmore Nationwide Principal
Gartmore Global Utilities Fund                      Protected Fund
Gartmore Government Bond Fund                    Gartmore Small Cap Growth Fund
Gartmore Growth Fund                             Gartmore Small Cap Fund
Gartmore High Yield Bond Fund                    Gartmore Small Cap Leaders Fund
Gartmore International Growth Fund               Gartmore U.S. Growth Leaders Fund
Gartmore International Index Fund                Gartmore U.S. Growth Leaders
Gartmore Investor Destinations Aggressive Fund      Long-Short Fund
Gartmore Investor Destinations Moderately        Gartmore Value Opportunities Fund
    Aggressive Fund                              Gartmore Worldwide Leaders Fund
Gartmore Investor Destinations Moderate Fund     NorthPointe Small Cap Growth Fund
Gartmore Investor Destinations Moderately        NorthPointe Small Cap Value Fund
    Conservative Fund

1.   The  following is added to the section  "Investments  in Each Fund" on page
     C-3 of Appendix C to the Statement of Additional Information.

-------------------------- -------------------------------- -------------------------
Name of Portfolio Manager  Fund Name                        Dollar Range of
                                                            Investments in Each Fund
-------------------------- -------------------------------- -------------------------
-------------------------- -------------------------------- -------------------------
Jayne Stevlingson          Gartmore Small Cap Growth Fund   None
-------------------------- -------------------------------- -------------------------

2.   The following is added to the section "Other Managed Accounts" on page C-11 of Appendix C to the Statement of Additional Information.

-------------------------- -----------------------------------------------------
Name of Portfolio Manager  Number of Accounts Managed by Each Portfolio Manager
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Jayne Stevlingson          Mutual Funds:  1 account, $3,090,000 total assets;
                           Other Pooled Investment Vehicles: 7 accounts,
                           $751,244,204 total assets;
                           Other Accounts: 4 accounts, $6,046,753 total assets
-------------------------- -----------------------------------------------------